Shareholder Report, Holdings (Details)	Jun. 30, 2026
American Balanced Fund - Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class A [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class A [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class A [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class A [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class C [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class C [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class C [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class C [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class C [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class F-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class F-1 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class F-1 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class F-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class F-1 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class F-2 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class F-2 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class F-2 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class F-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class F-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class F-3 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class F-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class F-3 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class 529-A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class 529-A [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class 529-A [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class 529-A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class 529-A [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class 529-A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class 529-A [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class 529-C [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class 529-C [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class 529-C [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class 529-C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class 529-C [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class 529-C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class 529-C [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class 529-E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class 529-E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class 529-E [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class 529-E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class 529-E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class 529-E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class 529-E [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund® - Class 529-F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund® - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund® - Class 529-F-2 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund® - Class 529-F-2 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund® - Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund® - Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund® - Class 529-F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund® - Class 529-F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund® - Class 529-F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund® - Class 529-F-2 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund® - Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund® - Class 529-F-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund® - Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund® - Class 529-F-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund® - Class 529-F-3 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund® - Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund® - Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund® - Class 529-F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund® - Class 529-F-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund® - Class 529-F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund® - Class 529-F-3 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund® - Class 529-F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund® - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class R-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class R-1 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class R-1 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class R-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class R-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class R-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class R-1 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class R-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class R-2 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class R-2 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class R-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class R-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class R-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class R-2 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund® - Class R-2E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund® - Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund® - Class R-2E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund® - Class R-2E [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund® - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund® - Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund® - Class R-2E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund® - Class R-2E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund® - Class R-2E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund® - Class R-2E [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund® - Class R-2E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund® - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class R-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class R-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class R-3 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class R-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class R-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class R-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class R-3 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class R-4 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class R-4 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class R-4 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class R-4 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class R-4 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class R-4 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class R-4 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class R-4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class R-5E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class R-5E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class R-5E [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class R-5E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class R-5E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class R-5E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class R-5E [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class R-5E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund - Class R-5 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund - Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund - Class R-5 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund - Class R-5 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund - Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund - Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund - Class R-5 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund - Class R-5 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund - Class R-5 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund - Class R-5 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund - Class R-5 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
American Balanced Fund® - Class R-6 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.99%
American Balanced Fund® - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
American Balanced Fund® - Class R-6 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
American Balanced Fund® - Class R-6 [Member] | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
American Balanced Fund® - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
American Balanced Fund® - Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Balanced Fund® - Class R-6 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Balanced Fund® - Class R-6 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Balanced Fund® - Class R-6 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Balanced Fund® - Class R-6 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
American Balanced Fund® - Class R-6 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
American Balanced Fund® - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]

[1]	Includes derivatives.